Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	UBS MANAGED MUNICIPAL TRUST
Central Index Key	0000739243
Amendment Flag	false
Document Creation Date	Aug. 28, 2014
Document Effective Date	Aug. 29, 2014
Prospectus Date	Aug. 29, 2014
UBS RMA California Municipal Money Fund | UBS RMA California Municipal Money Fund
Risk/Return:
Trading Symbol	RCAXX
UBS RMA New York Municipal Money Fund | UBS RMA New York Municipal Money Fund
Risk/Return:
Trading Symbol	RNYXX